UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $885,720 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP                COM             001547108    30703   698600 SH       SOLE                   698600        0        0
AMERICAN AXLE & MFG HLDGS IN    COM             024061103    13683   541900 SH       SOLE                   541900        0        0
ARCHER DANIELS MIDLAND CO       COM             039483102    37761  1141500 SH       SOLE                  1141500        0        0
BALLY TECHNOLOGIES INC          COM             05874b107   107254  3027200 SH       SOLE                  3027200        0        0
CELANESE CORP DEL               COM SER A       150870103    57612  1478000 SH       SOLE                  1478000        0        0
CENVEO INC                      COM             15670s105    17194   794900 SH       SOLE                   794900        0        0
CORNELL COMPANIES INC           COM             219141108     4150   176200 SH       SOLE                   176200        0        0
CORRECTIONS CORP AMER NEW       COM NEW         22025y407    48930  1869700 SH       SOLE                  1869700        0        0
CVS CAREMARK CORPORATION        COM             126650100    80857  2040300 SH       SOLE                  2040300        0        0
DOMTAR CORP                     COM             257559104    15350  1871900 SH       SOLE                  1871900        0        0
ENDEAVOR ACQUISITION CORP       COM             292577103     4394   370800 SH       SOLE                   370800        0        0
ENERGIZER HLDGS INC             COM             29266r108    11639   105000 SH       SOLE                   105000        0        0
FIDELITY NATL INFORMATION SV    COM             31620m106    27855   627800 SH       SOLE                   627800        0        0
FRESENIUS MED CARE AG&CO KGA    SPONSORED ADR   358029106     5035    94900 SH       SOLE                    94900        0        0
GEO GROUP INC                   COM             36159r103    29190   985800 SH       SOLE                   985800        0        0
GOLDMAN SACHS GROUP INC         COM             38141g104    65022   300000 SH       SOLE                   300000        0        0
GREIF INC                       CL A            397624107     6414   105700 SH       SOLE                   105700        0        0
HD PARTNERS ACQUISITION CORP    *W EXP06/01/201 40415k118       71   100000 SH       SOLE                   100000        0        0
HD PARTNERS ACQUISITION CORP    COM             40415k100      755   100000 SH       SOLE                   100000        0        0
HERBALIFE LTD                   COM USD SHS     g4412g101    17989   395700 SH       SOLE                   395700        0        0
INDEVUS PHARMACEUTICALS INC     COM             454072109     1728   250000 SH       SOLE                   250000        0        0
INFINEON TECHNOLOGIES AG        SPONSORED ADR   45662n103    15862   923300 SH       SOLE                   923300        0        0
KAPSTONE PAPER & PACKAGING C    *W EXP08/15/200 48562p111     3760  1663500 SH       SOLE                  1663500        0        0
MCKESSON CORP                   COM             58155q103    45621   776000 SH       SOLE                   776000        0        0
MONOTYPE IMAGING HOLDINGS IN    COM             61022p100    13123  1043200 SH       SOLE                  1043200        0        0
NAVTEQ CORP                     COM             63936l100    12639   162100 SH       SOLE                   162100        0        0
NORDSTROM INC                   COM             655664100    11432   243800 SH       SOLE                   243800        0        0
ORACLE CORP                     COM             68389x105    29505  1362800 SH       SOLE                  1362800        0        0
PACKAGING CORP AMER             COM             695156109    45611  1569000 SH       SOLE                  1569000        0        0
PENNEY J C INC                  COM             708160106    11787   186000 SH       SOLE                   186000        0        0
PERINI CORP                     COM             713839108    21192   378900 SH       SOLE                   378900        0        0
PILGRIMS PRIDE CORP             COM             721467108    16813   484100 SH       SOLE                   484100        0        0
QUALCOMM INC                    COM             747525103    20137   476500 SH       SOLE                   476500        0        0
RESEARCH IN MOTION LTD          COM             760975102     3942    40000 SH       SOLE                    40000        0        0
THERMO FISHER SCIENTIFIC INC    COM             883556102    40237   697100 SH       SOLE                   697100        0        0
TWEEN BRANDS INC                COM             901166108     9166   279100 SH       SOLE                   279100        0        0
WMS INDS INC                    COM             929297109     1307    39500 SH       SOLE                    39500        0        0